SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Uncertain tax positions	$ 0	$ 0